Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Restricted Net Assets
Annual appropriations percentage of after-tax income	10.00%	10.00%
Annual appropriation percentage of registered capital	50.00%	50.00%
Appropriations to general reserve	$ 124	¥ 886	¥ 450	¥ 0
Dividends declared					¥ 0
Annual appropriations	25.00%	25.00%
Appropriations by private schools	$ 866		¥ 3,822	¥ 3,739	6,194
Paid in capital and additional paid in capital included in amounts restricted	$ 372,000				¥ 2,659,984